DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 23, 2018	Jun. 30, 2017
Document Documentand Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	BPOP
Entity Registrant Name	POPULAR INC
Entity Central Index Key	0000763901
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		102,173,601
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 4,195,191,800